Average Annual Total Returns{- Fidelity® MSCI Energy Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Energy Index ETF	Fidelity MSCI Energy Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Energy Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Energy Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Energy Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Energy Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Energy Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Energy Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Energy Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Energy Index ETF-Default After Taxes on Distributions and Sales Since Inception		MC014 Past 1 year	MC014 Past 5 years	MC014 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	9.23%	(3.56%)	(3.99%)	[1]	7.61%	(4.35%)	(4.70%)	[1]	6.57%	(2.65%)	(2.93%)	[1]	9.31%	(3.46%)	(3.89%)	[1]	31.49%	11.70%	12.75%	[1]

[1]	(a)From October 21, 2013